Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FREYR AS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value of options and performance options granted

	For the three months ended March 31, 2021
	Range of Assumptions
Grant date fair value per warrant or option	$1.13	—	$2.00
Valuation assumptions:
Expected term (years)	4.12	—	4.88
Expected volatility	45.50%	—	46.93%
Expected dividend yield	0.00%	—	0.00%
Risk-free interest rate	(0.66)%	—	(0.63)%

Assumptions used to determine the fair value of options and performance options granted to the CFO using the Black-Scholes-Merton option pricing model are as follows:

As of December 31,
2020
Fair value per option	$0.97
Valuation assumptions
Expected option term (years)	4.75
Expected volatility	45.70%
Expected dividend yield	0.00%
Risk-free interest rate	(0.73)%

Schedule of activity relating to warrants outstanding

			Weighted
			average
		Weighted	remaining
		average exercise	contractual life	Aggregate
For the year ended December 31, 2020	Number	price (NOK)	(years)	intrinsic value
Warrants outstanding at beginning of year	—	—
Warrants granted	12,154,303	1.57
Warrants outstanding at end of year	12,154,303	1.57	3.81	$11,724
Warrants exercisable at end of year	9,595,374	1.49	3.56	$9,340

Schedule of assumptions used to determine the fair value of warrants

Assumptions used to determine the fair value of warrants under the EDGE Agreements using the Black-Scholes-Merton option pricing model are as follows:

	July 8,	October 6,
	2020	2020
Grant date fair value per warrant	$0.05	$0.07
Valuation assumptions
Expected term (years)	4.00	2.80
Expected volatility	43.29%	43.10%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	(0.65)%	(0.71)%

Employee awards | FREYR AS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of activity relating to options outstanding

The following table sets forth the activity relating to the employee awards outstanding for the three months ended March 31, 2021 (aggregate intrinsic value in thousands):

			Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise price	contractual life	intrinsic
March 31, 2021	Number	(NOK)	(years)	value
Awards outstanding at beginning of period	375,000	1.50	4.75	$365
Awards granted	2,454,583	3.87	4.47	$2,704
Awards outstanding at end of period	2,829,583	3.56	4.47	$3,068
Awards exercisable at end of period	—	—	—	$—

The following table sets forth the activity relating to stock options outstanding for the year ended December 31, 2020 (aggregate intrinsic value in thousands):

Weighted
average
		Weighted	remaining
		average exercise	contractual life	Aggregate
For the year ended December 31, 2020	Number	price (NOK)	(years)	intrinsic value
Options outstanding at beginning of year	—	—
Options granted	375,000	1.50
Options outstanding at end of year	375,000	1.50	4.75	$365
Options exercisable at end of year	—	—	—	$—

Performance employee awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of activity relating to options outstanding

The following table sets forth the activity relating to performance employee awards outstanding for the three months ended March 31, 2021 (aggregate intrinsic value in thousands):

			Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise price	contractual life	intrinsic
March 31, 2021	Number	(NOK)	(years)	value
Performance awards outstanding at beginning of period	625,000	1.50	4.75	$608
Performance awards granted	2,291,667	4.04	4.69	2,577
Performance awards outstanding at end of period	2,916,667	3.49	4.65	$3,185
Performance awards exercisable at end of period	—	—	—	$—

Performance employee awards | FREYR AS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of activity relating to options outstanding

The following table sets forth the activity relating to performance stock options outstanding for the year ended December 31, 2020 (aggregate intrinsic value in thousands):

Weighted
average
		Weighted	remaining
		average exercise	contractual life	Aggregate
For the year ended December 31, 2020	Number	price (NOK)	(years)	intrinsic value
Performance options outstanding at beginning of year	—	—
Performance options granted	625,000	1.50
Performance options outstanding at end of year	625,000	1.50	4.75	$608
Performance options exercisable at end of year	—	—	—	$—

Warrants | FREYR AS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of activity relating to warrants outstanding	The following table sets forth the activity relating to warrants outstanding for the three months ended March 31, 2021 (aggregate intrinsic value in thousands):

			Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual life	intrinsic
March 31, 2021	Number	price (NOK)	(years)	value
Warrants outstanding at beginning of period	12,154,303	1.57	3.81	$11,724
Warrants granted	—	—	—	—
Warrants outstanding at end of period	12,154,303	1.57	3.56	$16,012
Warrants exercisable at end of period	10,235,110	1.52	3.38	$13,547

Schedule of assumptions used to determine the fair value of warrants

	July 8,	October 6,
	2020	2020
Grant date fair value per warrant	$0.05	$0.07
Valuation assumptions:
Expected term (years)	4.00	2.80
Expected volatility	43.29%	43.10%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	(0.65)%	(0.71)%